Note 5 - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Furniture and equipment		$ 1,585	$ 2,038
Leasehold improvements		318	318
Total property and equipment		1,903	2,356
Less accumulated depreciation and amortization	$ (1,581)	(1,491)	(2,002)
Total property and equipment, net	$ 445	$ 412	$ 354